IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 31.2	$ 27.2	$ 11.9
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	22.4	31.3	16.7
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.4	6.8	10.8
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	15.4	6.4	5.5
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.5	2.1	9.0
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.3	2.6	3.6
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.4	5.5	4.4
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(25.2)	(27.5)	(38.1)
High [Member]
Market Risk [line items]
Stressed total VaR (one-day measure)	40.8
High [Member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	39.2
High [Member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.0
High [Member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	19.0
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.2
High [Member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.2
High [Member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.5
Low [Member]
Market Risk [line items]
Stressed total VaR (one-day measure)	23.7
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	20.3
Low [Member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.4
Low [Member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.7
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	0.3
Low [Member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.5
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.1
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	29.0	26.2	16.8	$ 27.4	$ 19.1
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	28.9	23.7	16.3	25.7	20.6
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.7	8.9	14.8	9.1	11.7
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.9	8.1	3.6	9.0	4.3
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.5	2.4	7.0	4.8	8.2
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.1	3.1	3.8	2.5	4.9
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.2	5.2	3.3	5.4	4.6
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (27.3)	$ (25.2)	$ (32.0)	$ (29.1)	$ (35.2)